IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Jul. 31, 2021		Apr. 30, 2021		Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020		Apr. 30, 2020	Oct. 31, 2019
Assets
Cash and non-interest-bearing deposits with banks	$ 30,234	[1]	$ 26,924	[1]	$ 42,986	$ 43,531	$ 49,371	[1]	$ 37,768	$ 3,840
Interest-bearing deposits with banks	20,062					18,987
Securities	157,478					149,046
Cash collateral on securities borrowed	13,296					8,547
Securities purchased under resale agreements	62,910					65,595
Loans
Residential mortgages	245,045					221,165
Personal	41,231					42,222
Credit card	10,870					11,389
Business and government	144,130					135,546
Allowance for credit losses	(2,926)		$ (3,200)			(3,540)	(3,347)
Derivative instruments	34,360					32,730
Customers' liability under acceptances	10,817					9,606
Other assets	38,560
Total assets	806,067					769,551
Liabilities
Deposits	602,969					570,740
Obligations related to securities sold short	21,815					15,963
Cash collateral on securities lent	3,611					1,824
Obligations related to securities sold under repurchase agreements	64,633					71,653
Derivative instruments	29,291					30,508
Acceptances	10,879					9,649
Other liabilities	22,931
Subordinated indebtedness	5,653					5,712
Equity	44,285					41,335	$ 40,099		$ 42,680
Total liabilities and equities	806,067					769,551
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	30,234
Interest-bearing deposits with banks	20,062
Securities	4,113
Cash collateral on securities borrowed	13,296
Securities purchased under resale agreements	35,194
Loans
Residential mortgages	1,909
Personal	1,196
Credit card	228
Business and government	8,183
Allowance for credit losses	0
Derivative instruments	609
Customers' liability under acceptances	8,653
Other assets	0
Total assets	123,677					131,720
Liabilities
Deposits	30,252
Obligations related to securities sold short	21,815
Cash collateral on securities lent	3,611
Obligations related to securities sold under repurchase agreements	43,942
Derivative instruments	1,877
Acceptances	8,715
Other liabilities	24
Total liabilities and equities	110,236					98,552
Later than one months and not later than three months [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	6,637
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	11,348
Loans
Residential mortgages	5,155
Personal	770
Credit card	457
Business and government	5,762
Allowance for credit losses	0
Derivative instruments	4,135
Customers' liability under acceptances	2,130
Other assets	0
Total assets	36,394					32,390
Liabilities
Deposits	27,589
Obligations related to securities sold under repurchase agreements	8,720
Derivative instruments	3,251
Acceptances	2,130
Other liabilities	58
Total liabilities and equities	41,748					40,528
3 - 6 months [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	4,648
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	7,727
Loans
Residential mortgages	9,646
Personal	878
Credit card	685
Business and government	7,996
Allowance for credit losses	0
Derivative instruments	5,306
Customers' liability under acceptances	9
Other assets	0
Total assets	36,895					42,722
Liabilities
Deposits	39,842
Obligations related to securities sold under repurchase agreements	8,911
Derivative instruments	2,545
Acceptances	9
Other liabilities	73
Total liabilities and equities	51,380					58,834
6 - 9 months [Member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	4,015
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	4,355
Loans
Residential mortgages	8,998
Personal	1,058
Credit card	685
Business and government	8,899
Allowance for credit losses	0
Derivative instruments	2,308
Customers' liability under acceptances	15
Other assets	0
Total assets	30,333					34,448
Liabilities
Deposits	26,055
Obligations related to securities sold under repurchase agreements	2,215
Derivative instruments	3,595
Acceptances	15
Other liabilities	75
Total liabilities and equities	31,955					43,919
9 - 12 months [Member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	4,664
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	2,099
Loans
Residential mortgages	14,068
Personal	1,006
Credit card	685
Business and government	11,317
Allowance for credit losses	0
Derivative instruments	2,172
Customers' liability under acceptances	10
Other assets	0
Total assets	36,021					29,883
Liabilities
Deposits	37,128
Obligations related to securities sold under repurchase agreements	500
Derivative instruments	1,780
Acceptances	10
Other liabilities	76
Total liabilities and equities	39,494					26,555
1 - 2 years [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	17,295
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	2,187
Loans
Residential mortgages	43,207
Personal	386
Credit card	2,739
Business and government	24,763
Allowance for credit losses	0
Derivative instruments	4,422
Customers' liability under acceptances	0
Other assets	0
Total assets	94,999					102,112
Liabilities
Deposits	32,653
Obligations related to securities sold under repurchase agreements	345
Derivative instruments	2,872
Other liabilities	311
Total liabilities and equities	36,181					33,273
2 - 5 years [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	44,486
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans
Residential mortgages	154,293
Personal	3,253
Credit card	5,391
Business and government	50,382
Allowance for credit losses	0
Derivative instruments	6,486
Customers' liability under acceptances	0
Other assets	0
Total assets	264,291					226,577
Liabilities
Deposits	49,110
Derivative instruments	5,566
Other liabilities	614
Total liabilities and equities	55,290					58,938
Over five year [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	33,835
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans
Residential mortgages	7,769
Personal	3,707
Credit card	0
Business and government	18,578
Allowance for credit losses	0
Derivative instruments	8,922
Customers' liability under acceptances	0
Other assets	0
Total assets	72,811					70,961
Liabilities
Deposits	14,380
Derivative instruments	7,805
Other liabilities	741
Subordinated indebtedness	5,653
Total liabilities and equities	28,579					26,416
No specific maturity [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	37,785
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans
Residential mortgages	0
Personal	28,977
Credit card	0
Business and government	8,250
Allowance for credit losses	(2,926)
Derivative instruments	0
Customers' liability under acceptances	0
Other assets	38,560
Total assets	110,646					98,738
Liabilities
Deposits	345,960
Other liabilities	20,959
Equity	44,285
Total liabilities and equities	$ 411,204					$ 382,536

[1]	Includes restricted cash of $498 million (April 30, 2021: $492 million; July 31, 2020: $468 million) and interest-bearing demand deposits with Bank of Canada.